AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

07085508

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

CGLTAmy

RECD S.E.C.
DEC 07 2007
1086

1-33862

December 7, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 30, 2007 the American Stock Exchange LLC (the "Exchange") received from Liberty Acquisition Holdings Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock, $0.0001 par value, and one-half of one Warrant

Common Stock included in the Units

Warrants included in the Units

PROCESSED
DEC 12 2007
THOMSON FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END